Regulation (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statutory insurance disclosures [Line Items]
Statutory accounting, unearned premium reserve			$ 1,734
Amount Available for Dividend Distribution with Approval from Regulatory Agencies			1,909
Amount Available for Dividend Distribution without Prior Approval from Regulatory Agency			308
Statutory Accounting Practices, Statutory Capital and Surplus, Balance			1,409	1,381
Statutory Accounting Practices, Statutory Net Income Amount			352	281	151
State Insurance Department, Statutory to NAIC, Amount of Reconciling Item			(205)	(4)
Equity offering, shares			19,837,500
Equity offering, value			0
Payments for Repurchase of Common Stock	0	34	34	38	86
Other Underwritten Title Insurance Companies
Statutory insurance disclosures [Line Items]
Minimum Net Worth Required for Compliance			$ 1